Leases - Chartered-out vessels summary (Details) - Vessels [member] $ in Thousands	Jun. 30, 2020 USD ($)
STI Pimlico [Member] | Handymax [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases daily rate receivable	$ 18
STI Poplar [Member] | Handymax [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases daily rate receivable	18
STI Rose [Member] | LR2 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases daily rate receivable	$ 28